Convertible Debt (Details Narrative) - USD ($)								6 Months Ended	9 Months Ended			12 Months Ended
	Jun. 18, 2024	Jun. 17, 2024	Mar. 28, 2024	Nov. 07, 2023	Nov. 07, 2023	Jun. 28, 2023	Nov. 11, 2022	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Oct. 08, 2024	Oct. 01, 2024	Dec. 21, 2023	Dec. 31, 2021	Nov. 30, 2019
Debt Instrument [Line Items]
Warrant exercise price			$ 1.20						$ 1.20					$ 1.00					$ 0.10
PIPE notes payable										$ 1,600,000		$ 1,600,000
Loans payable									$ 400,000	$ 954,000
Stock issued during period shares conversion of convertible securities				5,475,362
Proceeds from issuance of convertible notes			$ 4,500,000								$ 3,875,000	$ 4,175,000	[1]	$ 5,140,000	[2]
Warrant outstanding			50,000	3,859,464	3,859,464				14,380,958	12,181,019,000	12,181,019	12,181,019,000		2,367,607,000
Warrants to acquire common stock									50,000										174,102
Stock warrant expense									$ 33,000		$ 8,385,000	$ 9,207,000	[3]	$ 8,073,000	[4]
Cash																		$ 47,000
Maturity date									Mar. 01, 2024
Fair value of Yorkville Note									$ 1,911,000
Proceeds from PIPE notes payable												1,500,000	[5]
Debt Conversion, Description					The PIPE Notes are convertible into shares of Common Stock at the PIPE Investor’s election at a conversion price equal to the lower of (i) $10.00 per share, and (ii) 92.5% of the lowest VWAP for the ten (10) trading days immediately preceding the conversion date, subject to the floor price of $1.14 (representing 20% of the closing price of the Common Stock on the last trading day before the closing of the Business Combination), or the alternative conversion ratio of the greater of the floor price and the lesser of 80% of the VWAP of the common stock as of the trading day and 80% of the price computed as the quotient of the sum of the VWAP of the Common Stock for each of the three trading days with the lowest VWAP of the Common Stock during the fifteen consecutive trading day period ending and including the trading day immediately preceding the delivery or deemed delivery of the applicable conversion notice, divided by three
Director [Member]
Debt Instrument [Line Items]
Principal amount of notes payable				$ 1,600,000	$ 1,600,000
Warrants to acquire common stock				95,745	95,745
Proceeds from PIPE notes payable					$ 1,500,000
Accrued interest				$ 100,000	$ 100,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes			$ 4,500,000
Debt default interest rate																	18.00%
Related Party [Member]
Debt Instrument [Line Items]
Loans payable								$ 1,600,000
Stock issued during period shares conversion of convertible securities								2,123,312
Debt conversion price								$ 0.7535
Principal amount of notes payable									1,600,000
Data Knights Acquisition Corp [Member]
Debt Instrument [Line Items]
Maturity date				Mar. 01, 2024
Securities Purchase Agreement [Member] | Data Knights Acquisition Corp [Member]
Debt Instrument [Line Items]
Debt description						Data Knights and certain investors (the “Purchasers”) entered into a Securities Purchase Agreement pursuant to which Data Knights issued and sold to the Purchasers a new series of senior secured convertible notes (the “PIPE Notes”), which are convertible into shares of Common Stock at the Purchasers’ election at a conversion price equal to the lower of (i) $10.00 per share, or (ii) 92.5% of the lowest volume weighted average trading price for the ten (10) Trading Days immediately preceding the conversion date.
PIPE notes payable									$ 1,600,000	$ 1,600,000		1,600,000
Helena Termination Agreement [Member]
Debt Instrument [Line Items]
Legal fees			$ 42,000
Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Precentage of outstanding common stock	19.90%
Convertible Notes Warrants [Member]
Debt Instrument [Line Items]
Warrant exercise price									$ 1.00
Yorkville Note [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt default interest rate																18.00%
Yorkville Note [Member] | Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt description		The Yorkville Note is convertible by Yorkville into shares of Common Stock at an aggregate purchase price based on a price per share equal to the lower of (a) $1.3408 per share (subject to downward reset upon the filing of the resale registration statement described below) or (b) 90% of the lowest daily volume-weighted average price (“VWAP”) of the Common Stock on Nasdaq during the seven trading days immediately prior to each conversion (the “Variable Price”), but which Variable Price may not be lower than the Floor Price then in effect.
Convertible promissory note		$ 1,500,000
Cash		$ 1,350,000
Original issue discount		10.00%
Maturity date		Jun. 17, 2025
Floor price per share		$ 0.28
Convertible Promissory Notes [Member] | Related Party [Member]
Debt Instrument [Line Items]
PIPE notes payable																				$ 1,500,000
Twenty Twenty Two Notes [Member]
Debt Instrument [Line Items]
Warrant exercise price							$ 1.00
Debt Instrument, Maturity Date, Description							extend the maturity date of all outstanding 2022 Notes from December 31, 2022 to March 31, 2023.
Twenty Twenty Two Notes [Member] | Related Party [Member]
Debt Instrument [Line Items]
PIPE notes payable														4,700,000
Twenty Twenty Two Notes [Member] | Nonrelated Party [Member]
Debt Instrument [Line Items]
PIPE notes payable														$ 400,000
Twenty Twenty Three Notes [Member] | Related Party [Member]
Debt Instrument [Line Items]
PIPE notes payable										2,300,000		2,300,000
Twenty Twenty Three Notes [Member] | Nonrelated Party [Member]
Debt Instrument [Line Items]
PIPE notes payable										$ 1,900,000		$ 1,900,000
Twenty Twenty Two Notes And Twenty Twenty Three Notes [Member]
Debt Instrument [Line Items]
Warrant exercise price										$ 1.00		$ 1.00		$ 1.00
PIPE notes payable														$ 26,200,000
Warrants to acquire common stock										1,670,000		1,670,000		2,056,000
Twenty Twenty Two Notes And Twenty Twenty Three Notes [Member] | Related Party [Member]
Debt Instrument [Line Items]
Proceeds from equity financing							$ 5,000,000
Equity financing, description							a 20% discount to the lowest price per share of shares sold in the Next Equity Financing, or (B) $2.50 per share; (ii) at the noteholder’s option, in the event of a defined Corporate Transaction (as defined in the next paragraph) while the 2022 Notes and 2023 Notes remain outstanding, into shares of the Company’s Series A-2 Preferred Stock at a conversion price equal to $2.50 per share; and (iii) at the noteholder’s option, on or after the maturity date while the 2022 Notes and 2023 Notes remains outstanding, into shares of the Company’s Series A-2 Preferred Stock at a conversion price equal to $2.50 per share
Minimum [Member]
Debt Instrument [Line Items]
Debt conversion converted instrument rate									4.00%
Minimum [Member] | Beneficial Ownership [Member]
Debt Instrument [Line Items]
Beneficial ownership percentage		4.99%
Maximum [Member]
Debt Instrument [Line Items]
Debt conversion converted instrument rate									6.00%

[1]	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO (including accrued interest).
[2]	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO (including accrued interest).
[3]	Impact of errors related to the identification, classification and valuation of equity-classified warrants.
[4]	Impact of errors related to the identification, classification and valuation of equity-classified warrants.
[5]	Impact of errors related to the valuation of the PIPE notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO.